Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Information Regarding Company's Goodwill and Intangible Assets

Information regarding the Company’s goodwill and intangible assets as of December 31, 2015 is as follows (in thousands):

	Estimated useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships – retailers	10 years	$68,800	$(13,187)	$55,613
Customer relationships – e-commerce	3 years	3,900	(2,436)	1,464
Favorable leases, net	Varies	580	(175)	405
Total finite-lived intangibles		73,280	(15,798)	57,482
Trademarks	Indefinite	63,800	-	63,800
Goodwill		157,264	-	157,264
Total goodwill and other intangibles		$294,344	$(15,798)	$278,546

Information regarding the Company’s goodwill and intangible assets as of December 31, 2016 is as follows (in thousands):

	Estimated useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships – retailers	10 years	$68,800	$(20,067)	$48,733
Customer relationships – e-commerce	3 years	3,900	(3,736)	164
Favorable leases, net	Varies	580	(274)	306
Total finite-lived intangibles		73,280	(24,077)	49,203
Trademarks	Indefinite	63,800	-	63,800
Goodwill		157,264	-	157,264
Total goodwill and other intangibles		$294,344	$(24,077)	$270,267

Estimated Future Amortization Expense Related to Finite-lived Intangible Assets

The estimated future amortization expense related to the finite-lived intangible assets, assuming no impairment as of December 31, 2016, is as follows (in thousands):

Year ending December 31,
2017	$7,121
2018	7,007
2019	6,982
2020	6,880
Thereafter	21,213
Total	$49,203